Debt (Commercial Paper) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Commercial Paper
Commercial paper, maximum borrowing capacity	$ 2,500
Commercial paper, outstanding	$ 805	$ 140		$ 594	$ 111
Commercial paper, weighted average interest rate	4.27%	0.18%		4.27%	0.18%
Commercial paper, maturity	90 days
Issuances and repayments of commercial paper
Change in commercial paper, net	$ 563	$ 66	$ (1,273)
Maturity Less Than Ninety Days [Member]
Issuances and repayments of commercial paper
Issuance	11,799	5,254	5,315
Repayment	(11,087)	(5,289)	(6,076)
Change in commercial paper, net	712	(35)	(761)
Maturity Greater than 90 Days [Member]
Issuances and repayments of commercial paper
Issuance	440	353	736
Repayment	(589)	(252)	(1,248)
Change in commercial paper, net	$ (149)	$ 101	$ (512)